OTHER LIABILITIES (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
OTHER LIABILITIES
Suppliers and services payable			$ 1,846,831	$ 1,818,103
Collection on behalf of third parties			1,514,309	272,206
Cashier checks			690,195	697,575
Contract liability related to concessions			535,960
Dividends payable			535,311	590,040
Non-financial liabilities			478,833	151,414
Income received for third parties			453,450	140,165
Commissions and fees			430,279	399,155
Withholdings taxes and labor contributions			427,782	456,411
Affiliate establishments			335,078	248,064
Collection service			314,785	285,017
Cash surplus			167,309	9,272
Customer loyalty programs			154,979	185,238
Tax levies			71,691	73,696
Checks drawn and not paid			48,864	39,624
Insurance payables			48,505	32,410
Financial transactions tax			45,905	37,042
Anticipated income			34,605	23,392
Contributions and affiliations			28,785	23,173
Canceled accounts			26,987	81,841
Promissory buyers			18,371	24,049
Leases			7,347	10,912
Compensation to customers			3,191	778
Deferred credits			938	1,012
Other liabilities			787,663	634,877
Total	$ 2,771.9		$ 9,007,953	$ 6,235,466	[2]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.